CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net Income (Loss)	$ (48,992)	$ 222,306	$ 81,943
Other Comprehensive Income (Loss):
Foreign Currency Translation Adjustments	2,288	69,455	(115,619)
Market Value Adjustments for Securities, Net of Tax			(663)
Total Other Comprehensive (Loss) Income	2,288	69,455	(116,282)
Comprehensive (Loss) Income	(46,704)	291,761	(34,339)
Comprehensive (Loss) Income Attributable to Noncontrolling Interests	5,375	2,008	(1,100)
Comprehensive (Loss) Income Attributable to Iron Mountain Incorporated	$ (52,079)	$ 289,753	$ (33,239)